Accrued Liabilities and Other Payables	12 Months Ended
Dec. 31, 2024
Accrued Liabilities and Other Payables [Abstract]
ACCRUED LIABILITIES AND OTHER PAYABLES

7. ACCRUED LIABILITIES AND OTHER PAYABLES

As of December 31, 2024 and 2023, accrued liabilities and other payables consisted of the following:

	December 31, 2024	December 31, 2023
Payroll payables	$1,165	$1,233
Other payables	776	2,531
	$1,941	$3,764